[Letterhead of Simpson Thacher & Bartlett LLP]

August 20, 2009

        Re:
        Dollar General Corporation
        Registration Statement on Form S-1

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549

Ladies and Gentlemen:

        On behalf of Dollar General Corporation, a Tennessee corporation, we hereby submit by direct electronic transmission for filing under the Securities Act of 1933, as amended, a Registration Statement on Form S-1 relating to Dollar General Corporation's proposed offering of its common stock.

        The filing fee in the amount of $41,850 has been deposited by wire transfer of same-day funds to the Securities and Exchange Commission's account at Mellon Bank on August 19, 2009.

        Please do not hesitate to contact me at (212) 455-2948 with any questions you may have regarding this filing.

Very truly yours,
/s/ JOSEPH H. KAUFMAN Joseph H. Kaufman